Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Types of discretionary contributions provided under profit sharing plan	2
Number of shares acquired by ESOP post corporate reorganization	6,846,728
Shares Held In Employee Stock Ownership Plan, Allocated	551,990
Portion of compensation expense related to the ESOP attributable to changes in Company stock price	$ 3,700,000	$ 3,400,000	$ 3,300,000
Compensation expense related to the ESOP including dividends	9,700,000	6,700,000	8,700,000
Common stock committed to be released for allocation - ESOP	6,650,000	6,406,000	6,022,000
Dividends on unallocated ESOP shares in excess of debt service payments	3,000,000	325,000	2,700,000
ESOP employer cash payments used for debt service	2,500,000	2,600,000	1,400,000
Forecast [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares Held In Employee Stock Ownership Plan, Committed-to-be-Released	165,198
Profit Sharing Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of employee matching contribution under profit sharing plan	50.00%
Total Bank contributions	109,000	105,000	105,000
Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Period of service required for plan eligibility	1 year
Employee age required for plan eligibility, years	21
Number of hours required for plan eligibility	1,000
Percentage of ESOP shares participant may diversify once age requirement is met	25.00%
Required age of participant in order to diversify ESOP shares, years	50
Minimum [Member] | Discretionary Contribution Type I [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of contribution under profit sharing plan	0.00%
Minimum [Member] | Discretionary Contribution Type II [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of contribution under profit sharing plan	0.00%
IPO [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number shares acquired by ESOP trust	3,024,574
Fixed interest rate on ESOP loan	5.80%
Principal and interest amount due annually on ESOP loan	3,000,000	3,000,000	3,000,000
ESOP principal payment amount	2,800,000	2,700,000	2,500,000
ESOP interest payment amount	164,000	319,000	465,000
Corporate Reorganization [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number shares acquired by ESOP trust	4,726,000
Fixed interest rate on ESOP loan	3.25%
Term of ESOP loan, years	30
Number of interest-only payments initially required for ESOP loan	3
ESOP interest payment amount	1,500,000
ESOP loan maturity date	Sep. 30, 2040
Corporate Reorganization [Member] | Forecast [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Principal and interest amount due annually on ESOP loan	$ 2,700,000